18. FINANCIAL INSTRUMENTS (Details) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents
Balances in Banks	$ 32,984,904	$ 21,158,613
Mutual funds	0	10,003,733
Trade and other accounts receivable
Current	190,675,390	187,422,436
Non-current	693,696	742,414
Other financial assets
Accounts receivable from related entities, current	2,581,328	11,379,684
Financial assets available for sale, current	2,532,635	2,425,216
Other financial assets, current	169,768	7,656
Financial liabilities
Financial liabilities at fair value with change in income	948,145	55,759
Other financial liabilities
Trade and other payable, Current trading creditors	77,866,660	76,352,397
Trade and other payable, Other current accounts payable	15,410,510	3,556,832
Book value
Cash and cash equivalents
Balances in Banks	32,984,904	21,158,613
Mutual funds	4,501,433	10,003,733
Trade and other accounts receivable
Current	190,675,390	187,422,436
Non-current	693,696	742,414
Other financial assets
Accounts receivable from related entities, current	2,581,328	11,379,684
Financial assets available for sale, current	0	0
Financial assets at fair value with change in income, current derivatives	0	0
Hedge assets, current derivatives	0	0
Hedge assets, non-current derivatives	0	0
Financial liabilities
Bank loans, current	109,718,013	113,957,750
Bank loans, non-current	28,337,933	25,959,595
Obligations with the public, current	10,651,813	23,144,728
Obligations with the public, non-current	147,017,554	98,259,850
Finance lease, current	80,420	37,037
Finance lease, non-current	393,106	460,338
Financial liabilities at fair value with change in income	0	0
Hedge liabilities, current derivatives	0	0
Hedge liabilities, non-current derivatives	0	0
Other financial liabilities
Trade and other payable, Current trading creditors	77,866,660	76,352,397
Trade and other payable, Other current accounts payable	46,466,821	44,401,385
Accounts payable to related entities, current	5,777,642	7,361,779
Accounts payable to related entities, non-current	300,937	292,555
Fair value
Cash and cash equivalents
Balances in Banks	32,984,904	21,158,613
Mutual funds	4,501,433	10,003,733
Trade and other accounts receivable
Current	190,675,390	187,422,436
Non-current	693,696	742,414
Other financial assets
Accounts receivable from related entities, current	2,581,328	11,379,684
Financial assets available for sale, current	2,532,635	2,425,216
Financial assets at fair value with change in income, current derivatives	169,768	7,656
Hedge assets, current derivatives	5,572,951	7,832,335
Hedge assets, non-current derivatives	25,741,638	25,591,638
Financial liabilities
Bank loans, current	109,836,614	114,136,596
Bank loans, non-current	28,395,199	26,086,278
Obligations with the public, current	10,617,014	23,622,746
Obligations with the public, non-current	152,962,111	93,975,665
Finance lease, current	101,633	0
Finance lease, non-current	413,643	0
Financial liabilities at fair value with change in income	948,145	55,759
Hedge liabilities, current derivatives	7,823,630	3,257,209
Hedge liabilities, non-current derivatives	15,461,024	3,130,342
Other financial liabilities
Trade and other payable, Current trading creditors	77,866,660	76,352,397
Trade and other payable, Other current accounts payable	46,466,821	44,401,385
Accounts payable to related entities, current	5,777,642	7,361,779
Accounts payable to related entities, non-current	$ 300,937	$ 292,555